PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
PowerShares Buyback Achievers Portfolio

SUPPLEMENT DATED FEBRUARY 6, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

Effective February 25, 2013, the names of the following indexes (each, an "Underlying Index") will change: (i) Share Buyback AchieversTM Index, the underlying index of the PowerShares Buyback AchieversTM Portfolio; (ii) Broad Dividend AchieversTM Index, the underlying index of the PowerShares Dividend AchieversTM Portfolio; (iii) Mergent Dividend AchieversTM 50 Index, the underlying index of the PowerShares High Yield Equity Dividend AchieversTM Portfolio; and (iv) International Dividend AchieversTM Index, the underlying index of the PowerShares International Dividend AchieversTM Portfolio. There will be no change to the methodology by which the NASDAQ OMX Group, Inc., the index provider for each Underlying Index, calculates any Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the Share Buyback AchieversTM Index are deleted and replaced with the following:

NASDAQ Buyback Achievers Index

•  The table on page 7 under the section titled "PowerShares Buyback AchieversTM Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2011" is deleted and replaced with the following:

Average Annual Returns		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
PowerShares Buyback Achievers Portfolio		9.98%	2.14%	2.03%	Dec. 20, 2006
PowerShares Buyback Achievers Portfolio Return After Taxes on Distributions		9.64%	1.84%	1.73%
PowerShares Buyback Achievers Portfolio Return After Taxes on Distributions and Sales		6.48%	1.64%	1.54%
PowerShares Buyback Achievers Portfolio NASDAQ Buyback Achievers Index (reflects no deduction for fees, expenses or taxes)	[1]	10.79%	2.91%	2.80%	Dec. 20, 2006
PowerShares Buyback Achievers Portfolio S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	(0.31%)	Dec. 20, 2006
PowerShares Buyback Achievers Portfolio Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		(0.10%)	(2.57%)	(2.55%)	Dec. 20, 2006
[1]	Prior to February 25, 2013, this index was known as the Share BuyBack AchieversTM Index.